EMPLOYEE FUTURE BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Other Assets In Balance Sheets [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member] Other Assets In Balance Sheets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Employee Future Benefits [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member] Employee Future Benefits [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Sep. 30, 2012 Other Benefit Plans [Member]	Dec. 31, 2012 Other Benefit Plans [Member] Other Assets In Balance Sheets [Member]	Sep. 30, 2012 Other Benefit Plans [Member] Other Assets In Balance Sheets [Member]	Dec. 31, 2012 Other Benefit Plans [Member] Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2012 Other Benefit Plans [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2012 Other Benefit Plans [Member] Employee Future Benefits [Member]	Sep. 30, 2012 Other Benefit Plans [Member] Employee Future Benefits [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member] Other Assets In Balance Sheets [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member] Employee Future Benefits [Member]	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member] Other Assets In Balance Sheets [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member] Employee Future Benefits [Member]
Projected benefit obligation at end of period	0	0		386.5	393.9							149.2	150.8								393.9	383.8	379.4				150.8	162.3	154.5
Fair value of plan assets at end of period	233.0	231.9		233.0	231.9							0	0							226.9	231.9	226.9	246.4				0	0	0
Funded status	149.20	(162.00)	(156.90)	(153.50)	(162.00)	0.20	0.20	(7.40)	(7.30)	(146.30)	(154.90)	(149.20)	(150.80)	0	0	(5.80)	(5.30)	(143.40)	(145.50)			156.90		0.20	(6.90)	(150.20)		162.30		0	(6.80)	(155.50)